Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 07, 2016
Registrant Name	Horizon Funds
Central Index Key	0001643174
Amendment Flag	false
Document Creation Date	Oct. 07, 2016
Document Effective Date	Oct. 07, 2016
Prospectus Date	Oct. 07, 2016
Horizon Dynamic Dividend Fund | Investor Class
Prospectus:
Trading Symbol	HNDDX
Horizon Dynamic Dividend Fund | Institutional Class
Prospectus:
Trading Symbol	HIDDX
Horizon Defined Risk Fund | Investor Class
Prospectus:
Trading Symbol	HNDRX
Horizon Defined Risk Fund | Institutional Class
Prospectus:
Trading Symbol	HIDRX